Financial Instruments - Summary of Fair Value of Hedging and Non-Hedging Derivatives Entered into by the Group as Well as the Remaining Contractual Maturities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Hedge Accounting [Line Items]
Fair value	$ (45,946,064)	$ 28,625,880
Notional Amount	1,369,808,352	851,845,692
Less than One Year [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	1,262,082,116	326,033,057
One to Two Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	105,813,016	525,812,635
Two to Three Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	1,913,220
Derivatives Not Designated for Hedge Accounting [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	(290,478)	(852,762)
Notional Amount	65,896,058	19,682,638
Derivatives Not Designated for Hedge Accounting [Member] | Less than One Year [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	34,525,045	19,682,638
Derivatives Not Designated for Hedge Accounting [Member] | One to Two Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	29,457,793
Derivatives Not Designated for Hedge Accounting [Member] | Two to Three Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	1,913,220
Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	(45,655,586)	29,478,642
Notional Amount	1,303,912,294	832,163,054
Exchange rate hedge [Member] | Less than One Year [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	1,227,557,071	306,350,419
Exchange rate hedge [Member] | One to Two Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	76,355,223	525,812,635
Cash Flow Hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	(45,655,586)	29,478,642
Notional Amount	1,303,912,294	832,163,054
Cash Flow Hedge [Member] | Less than One Year [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	1,227,557,071	306,350,419
Cash Flow Hedge [Member] | One to Two Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	$ 76,355,223	$ 525,812,635